Pension and severance plans - Included in AOCI (Details 3) - Japanese plans - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Actuarial loss	¥ 221	¥ (1,684)
Prior service credit	1,211	1,381
Pension liability adjustments, pre-tax	1,432	(303)
Accumulated benefit obligations	¥ 19,447	¥ 17,876